UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number: ___
This Amendment (Check only one.):          [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Dorsal Capital Management, LLC
Address:    203 Redwood Shores Parkway
            Redwood City, CA 94065

13F File Number: 028-14931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jeffrey Barnett
Title:      Chief Financial Officer/Chief Compliance Officer
Phone:      650-610-1400

Signature, Place, and Date of Signing:

/s/Jeffrey Barnett                Redwood City, CA           May 14, 2012
------------------                ----------------          --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $209,247 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                                                                  Voting Authority
                                    Title                                  Shares/   Sh/ Put/ Invstmt  Other   ---------------------
        Name of Issuer             of class       CUSIP       Value        Prn Amt   Prn Call Dscretn Managers  Sole   Shared   None
------------------------------    ------------- --------- ------------- ------------ --- ---- ------- -------- ------ -------- -----
APPLE INC                         COM           037833100  3,597,300.00     6,000.00 SH       SOLE
ACTIVE NETWORK INC                COM           00506D100  4,207,500.00   250,000.00 SH       SOLE
ALTERA CORP                       COM           021441100  7,167,600.00   180,000.00 SH       SOLE
ACME PACKET INC                   COM           004764106  6,604,800.00   240,000.00 SH       SOLE
ARM HLDGS PLC                     SPONSORED ADR 042068106  9,901,500.00   350,000.00 SH       SOLE
ASML HOLDING N V                  NY REG SHS    N07059186 11,030,800.00   220,000.00 SH       SOLE
CAVIUM INC                        COM           14964U108  7,735,000.00   250,000.00 SH       SOLE
EQUINIX INC                       COM NEW       29444U502  8,659,750.00    55,000.00 SH       SOLE
EXPEDIA INC                       COM           30212P105  1,337,600.00    40,000.00 SH       SOLE
F5 NETWORKS INC                   COM           315616102 10,796,800.00    80,000.00 SH       SOLE
INFORMATICA CORP                  COM           45666Q102  7,935,000.00   150,000.00 SH       SOLE
ISHARES TR                        PUT           464287955    832,500.00     3,000.00     PUT  SOLE
LINKEDIN CORP                     COM CL A      53578A108  5,099,500.00    50,000.00 SH       SOLE
MICROSOFT CORP                    COM           594918104 13,708,375.00   425,000.00 SH       SOLE
MICROSOFT CORP                    CALL          594918904    289,201.00     2,000.00     CALL SOLE
NATIONAL CINEMEDIA INC            COM           635309107  6,502,500.00   425,000.00 SH       SOLE
NETAPP INC                        COM           64110D104 16,117,200.00   360,000.00 SH       SOLE
PRICELINE COM INC                 COM NEW       741503403  3,587,500.00     5,000.00 SH       SOLE
PMC-SIERRA INC                    COM           69344F106  9,399,000.00 1,300,000.00 SH       SOLE
SABA SOFTWARE INC                 COM NEW       784932600  3,678,750.00   375,000.00 SH       SOLE
SHUTTERFLY INC                    COM           82568P304  8,615,750.00   275,000.00 SH       SOLE
SIERRA WIRELESS INC               COM           826516106  1,734,840.00   237,000.00 SH       SOLE
TIVO INC                          COM           888706108  4,796,000.00   400,000.00 SH       SOLE
TRIQUINT SEMICONDUCTOR INC        COM           89674K103  4,481,750.00   650,000.00 SH       SOLE
TRIPADVISOR INC                   COM           896945201  5,350,500.00   150,000.00 SH       SOLE
TESLA MTRS INC                    COM           88160R101    372,400.00    10,000.00 SH       SOLE
TAKE TWO INTERACTIVE SOFTWARE INC COM           874054109 13,846,500.00   900,000.00 SH       SOLE
ULTRATECH INC                     COM           904034105 10,867,500.00   375,000.00 SH       SOLE
WESTERN DIGITAL CORP              COM           958102105 14,486,500.00   350,000.00 SH       SOLE
YAHOO INC                         COM           984332106  5,327,000.00   350,000.00 SH       SOLE
YAHOO INC                         CALL          984332906  1,180,000.00    10,000.00     CALL SOLE